Income Taxes (Tables)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Provision For Income Taxes

The provision for income taxes for the years ended June 30, 2024 and 2025 are as follows:

	For the year ended June 30,
	2025	2024
Provisions for current income tax
Hong Kong	102,411	180,286
Provisions for deferred income tax
Hong Kong	24,547	(473)
Total	$126,958	$179,813

The provision for income taxes for years ended June 30, 2023 and 2024 are as follows:

	For the year ended June 30,
	2024	2023
Provisions for current income tax
Hong Kong	180,286	368,121
Provisions for deferred income tax
Hong Kong	(473)	(125,854)
Total	$179,813	$242,267

Schedule of Reconciliation of Taxes at the Hong Kong Profit Tax Rate

The reconciliation of taxes at the Hong Kong profit tax rate to our provision for income taxes for the years ended June 30, 2024 and 2025 was as follows:

	For the year ended June 30,
	2025	2024
Income before income taxes	852,892	1,217,639
Less: Cayman loss before tax	(41,228)	—
Hong Kong income before tax	894,120	1,217,639
Hong Kong profit tax rate	16.5%	16.5%
Tax at Hong Kong profit tax rate	147,530	200,910
First HK$2 million profit at 8.25% rate	(20,572)	(21,097)
Provision for income taxes	$126,958	$179,813

The reconciliation of taxes at the Hong Kong profit tax rate to our provision for income taxes for the years ended June 30, 2023 and 2024 was as follows:

	For the year ended June 30,
	2024	2023
Income before income taxes	1,217,639	1,596,734
Hong Kong profit tax rate	16.5%	16.5%
Tax at Hong Kong profit tax rate	200,910	263,461
First HK$2 million profit at 8.25% rate	(21,097)	(21,194)
Provision for income taxes	$179,813	$242,267

Schedule Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) as of June 30, 2024 and 2025 consisted of the following:

	As of June 30,
	2025	2024
Deferred tax assets:
Deferred revenue and allowance for bad debt provision	139,173	179,954
Accrued expense	56,620	70,314
Tax losses carried forward	1,067	—
Deferred tax liabilities:
Inventory	(11,221)	(39,287)
Total deferred tax assets, net	$185,639	$210,981

Deferred tax assets (liabilities) as of June 30, 2023 and 2024 consisted of the following:

	As of June 30,
	2024	2023
Deferred tax assets:
Deferred revenue and allowance for bad debt provision	179,954	148,914
Accrued expense	70,314	98,749
Deferred tax liabilities:
Inventory	(39,287)	(37,908)
Total deferred tax assets, net	$210,981	$209,755